Goodwill - Additional Information (Details) - Integra Gold Corporation $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / oz	Dec. 31, 2024 USD ($) $ / oz
Disclosure of reconciliation of changes in goodwill [line items]
Decrease in gold leading to impairment (usd per oz) | $ / oz	1,660	750
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 1,723.7	$ 628.0
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 1,769.6	$ 673.6